Organization and Nature of Operations (Details Textual) - USD ($)	1 Months Ended
	Mar. 04, 2019	Aug. 21, 2018	Mar. 31, 2020	Oct. 31, 2019	Oct. 25, 2019	Mar. 31, 2019	Aug. 31, 2018	Feb. 09, 2018
Organization and Nature of Operations [Textual]
Ownership percentage							100.00%
Equity method investment, description		Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Biotech owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Biotech, is the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.
Ordinary shares authorized	100,000,000		90,000,000			90,000,000
Ordinary shares, par value	$ 0.0005					$ 0.0005
Ordinary shares, issued			25,000,000			23,000,000
Ordinary shares, Outstanding			25,000,000			23,000,000
Cancelled ordinary shares	77,223,100
Purchase percentage				15.00%
IPO [Member]
Organization and Nature of Operations [Textual]
Ordinary shares authorized					2,000,000
Ordinary shares, par value					$ 0.0005
Share per price					$ 5.50
Total gross proceed					$ 11,000,000
Total net proceeds					$ 9,342,339
Purchase percentage					15.00%
Ordinary shares
Organization and Nature of Operations [Textual]
Ordinary shares authorized	50,000
Ordinary shares, par value	$ 1
Ordinary shares, issued								50,000
Cancelled ordinary shares	77,223,100
Additional shares sold	223,100
Mr. Wang Xuezhu [Member]
Organization and Nature of Operations [Textual]
Ownership percentage							47.70%